Goodwill and Other Intangible Assets - Other Intangible Assets Gross and Net (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortizing intangible assets, gross	$ 41	$ 41
Indefinite lived intangible assets	26	26
Other intangible assets, gross	67	67
Accumulated amortization	(9)	(3)
Amortizing intangible assets, net carrying value	32	38
Other intangible assets, net carrying value	$ 58	$ 64